FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:               //    (a)

             or fiscal year ending:                     12/31/06(b)


Is this a transition report?  (Y/N)   N
                                    -----


Is this an amendment to a previous filing?  (Y/N)   N
                                                  -----


Those items or sub-items with a box "|/|" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.     A.    Registrant Name:  Glickenhaus Value Portfolios

       B.    File Number:  811-07423

       C.    Telephone Number:  (212) 953-7532


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
2.     A.    Street:  6 East 43rd Street
       B.    City:  New York                C.  State:  NY       D.  Zip Code:  10017          Zip Ext:
       E.    Foreign Country:                                    Foreign Postal Code:


3.     Is this the first filing on this form by Registrant? (Y/N)                              N
                                                                   -----------------------------------------------------------------


4.     Is this the last filing on this form by Registrant? (Y/N)                               N
                                                                  ------------------------------------------------------------------


5.     Is Registrant a small business investment company (SBIC)? (Y/N)                         N
                                                                        ------------------------------------------------------------
       [If answer is "Y" (Yes), complete only items 89 through 110.]


6.     Is Registrant a unit investment trust (UIT)? (Y/N)                                      Y
                                                           -------------------------------------------------------------------------
       [If answer is "Y" (Yes), complete only items 111 through 132.]
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                                  01



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                                                    ___________________________
                                                   |                           |
                                                   |If filing more than one    |
                                                   |Page 47, "X" box:       |_||
                                                   |___________________________|


For period ending 12/31/06

File number 811-7423


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UNIT INVESTMENT TRUSTS


111.   A.    |/|   Depositor Name:_________________________________________________________________________________________________

       B.    |/|   File Number (If any):________________________________________

       C.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


111.   A.    |/|   Depositor Name:_________________________________________________________________________________________________

       B.    |/|   File Number (If any):________________________________________

       C.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


112.   A.    |/|   Sponsor Name:___________________________________________________________________________________________________

       B.    |/|   File Number (If any):________________________________________

       C.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


112.   A.    |/|   Sponsor Name:___________________________________________________________________________________________________

       B.    |/|   File Number (If any):________________________________________

       C.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________
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                                   47
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                                                    ___________________________
                                                   |                           |
                                                   |If filing more than one    |
                                                   |Page 48, "X" box:       |_||
                                                   |___________________________|


For period ending 12/31/06

File number 811-7423


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
113.   A.    |/|   Trustee Name: __________________________________________________________________________________________________

       B.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


113.   A.    |/|   Trustee Name:___________________________________________________________________________________________________

       B.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


114.   A.    |/|   Principal Underwriter Name:_____________________________________________________________________________________

       B.    |/|   File Number:_________________________________________________

       C.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


114.   A.    |/|   Principal Underwriter Name:_____________________________________________________________________________________

       B.    |/|   File Number: 8-______________________________________________

       C.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


115.   A.    |/|   Independent Public Accountant Name:_____________________________________________________________________________

       B.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________


115.   A.    |/|   Independent Public Accountant Name:_____________________________________________________________________________

       B.    |/|   City:__________________________________  State:_____________________  Zip Code:_________________  Zip E/t:______

             |/|   Foreign Country:____________________________________________________  Foreign Postal Code:______________________
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                                       48
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                                                    ___________________________
                                                   |                           |
                                                   |If filing more than one    |
                                                   |Page 49, "X" box:       |_||
                                                   |___________________________|


For period ending 12/31/06

File number 811-7423


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
116.   A.    |/|   Is Registrant part of a family of investment companies? (Y/N)____________________________  _____________________
                                                                                                                               (Y/N)
       B.    |/|   Identify the family in 10 letters:  ___ ___ ___ ___ ___ ___ ___ ___ ___ ___
                   (NOTE:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)


117.   A.    |/|   Is Registrant a separate account of an insurance company? (Y/N)__________________________  _____________________
                                                                                                                               (Y/N)

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registration?:

       B.    |/|   Variable annuity contracts? (Y/N)________________________________________________________  _____________________
                                                                                                                               (Y/N)

       C.    |/|   Scheduled premium variable life contracts? (Y/N)_________________________________________  _____________________
                                                                                                                               (Y/N)

       D.    |/|   Flexible premium variable life contracts? (Y/N)__________________________________________  _____________________
                                                                                                                               (Y/N)

       E.    |/|   Other types of insurance products registered under the Securities Act of 1933?             _____________________
                                                                                                                               (Y/N)
                   (Y/N)____________________________________________________________________________________

118.   |/|   State the number of series existing at the end of the period that had securities registered
             under the Securities Act of 1933_______________________________________________________________             0
                                                                                                                     --------------

119.   |/|   State the number of new series for which registration statements under the Securities
             Act of 1933 became effective during the period ________________________________________________             0
                                                                                                                     --------------

120.   |/|   State the total value of the portfolio securities on the date of deposit for the new series
             included in item 119 ($000's omitted) _________________________________________________________            $0
                                                                                                                     --------------

121.   |/|   State the number of series for which a current prospectus was in existence at the end of
             the period  ___________________________________________________________________________________             0
                                                                                                                     --------------

122.   |/|   State the number of existing series for which additional units were registered under the
             Securities Act of 1933 during the current period ______________________________________________             0
                                                                                                                     --------------
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                                       49
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                                                    ___________________________
                                                   |                           |
                                                   |If filing more than one    |
                                                   |Page 50, "X" box:       |_||
                                                   |___________________________|

For period ending 12/31/06

File number 811-7423

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
123.   |/|   State the total value of the additional units considered in answering item 122 ($000's               $               0
             omitted)_______________________________________________________________________________________      -----------------

124.   |/|   State the total value of units of prior series that were placed in the portfolios of subsequent
             series during the current period (the value of these units is to be measured on the date they        $               0
             were placed in the subsequent series) ($000's omitted)_________________________________________      -----------------

125.   |/|   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated
             person of the principal underwriter during the current period solely from the sale of units          $               0
             of all series of Registrant ($000's omitted)___________________________________________________      -----------------

126.         Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loans, if any,
             collected on units of a prior series placed in the portfolio of a subsequent series.)  ($000's       $               0
             omitted)_______________________________________________________________________________________      -----------------

127.         List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                Number of               Total Assets              Total Income
                                                                  Series                  ($000's                 Distributions
                                                                Investing                 Omitted)               ($000's omitted
                                                                ---------                 --------               ---------------

A.     U.S. Treasury direct issue_________________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

B.     U.S. Government agency_____________________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

C.     State and municipal tax-free_______________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

D.     Public utility debt________________________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

E.     Brokers or dealers debt or debt of brokers' or                                $                        $
       dealers' parent____________________________________  ----------------------   ----------------------   ---------------------

F.     All other corporate intermed. & long-term
       debt_______________________________________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

G.     All other corporate short-term debt________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

H.     Equity securities of brokers or dealers or
       parents of brokers or dealers______________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

I.     Investment company equity securities_______________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

J.     All other equity securities________________________          0                $                    0   $                   0
                                                            ----------------------   ----------------------   ---------------------

K.     Other securities___________________________________                           $                        $
                                                            ----------------------   ----------------------   ---------------------

L.     Total assets of all series of registrant___________          0                $                    0   $                   0
                                                            ----------------------   ----------------------   ---------------------
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                                       50
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                                                    ___________________________
                                                   |                           |
                                                   |If filing more than one    |
                                                   |Page 51, "X" box:       |_||
                                                   |___________________________|


For period ending 12/31/06

File number 811-7423


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




128.   |/|   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
             entity other than the issuer? (Y/N)____________________________________________________________      -----------------
                                                                                                                                Y/N

                      [If the answer is "N" (No), go to item 131.]


129.   |/|   Is the issuer of any instrument covered in item 128 delinquent or in default as to
             payment of principal or interest at the end of the current period? (Y/N)_______________________      -----------------
                                                                                                                                Y/N

                      [If answer is "N" (No), go to item 131.]


130.   |/|   In computations of NAV or offering price per unit, is any part of the value attributed to
             instruments identified in item 129 derived from insurance or guarantees? (Y/N)_________________      -----------------
                                                                                                                                Y/N


131.         Total expenses incurred by all series of Registrant during the current reporting period              $               0
             ($000's omitted)_______________________________________________________________________________      -----------------


132.   |/|   List the "811" (Investment Company Act of 1940) registration number for all Series of
             Registrant that are being included in this filing:

                811-07423__              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______

                811-_______              811-_______              811-_______             811-_______              811-_______
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                                       51
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This report is signed on behalf of the Registrant.


City of: New York        State of:  New York           Date:  February 20, 2007

Name of Registrant: Glickenhaus Value Portfolios


By: /s/ Seth Glickenhaus                   By: /s/ Michael J. Lynch
   -------------------------------             --------------------------------
   Name:  Seth Glickenhaus                     Name:  Michael J. Lynch
   Title: Attorney-In-Fact                     Title: Director Unit Trust